Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities

Accrued liabilities consisted of the following as of March 31, 2025 and December 31, 2024:

	March 31,	December 31,
	2025	2024
	(Successor)	(Successor)
Employee-related liabilities	$61,078	$244,302
Accrued franchise taxes	78,448	78,448
Accrued legal expenses	-	593,825
Insurance payable	275,133	-
Penalty for late S-1 filing and effectiveness	55,000	55,000
Accrued consulting and professional services	-	941,600
	$469,659	$1,913,175

Accrued liabilities consisted of the following as of December 31, 2024 and 2023:

	December 31,	December 31,
	2024	2023
	(Successor)	(Predecessor)
Employee-related liabilities	$244,302	$68,697
Accrued franchise taxes	78,448	-
Accrued legal expenses	593,825	46,466
Accrued interest	-	27,637
Penalty for late S-1 filing and effectiveness	55,000	-
Accrued consulting and professional services	941,600	-
Other accrued expenses	-	1,833
	$1,913,175	$144,633